Receivables	3 Months Ended
Mar. 31, 2016
Receivables

Note 3 – Receivables

Receivables consisted of the following:

(dollars in thousands)	March 31, 2016	December 31, 2015
Trade receivables, net	$57,845	$66,648
Other receivables	5,860	13,455

Total	$63,705	$80,103

Other receivables consist primarily of reimbursable amounts due from co-manufacturers for packaging of $4.2 million and $3.5 million and income tax receivables of $1.5 million and $9.5 million at March 31, 2016 and December 31, 2015, respectively.